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                                                 ------------------------------
                        UNITED STATES                     OMB APPROVAL
              SECURITIES AND EXCHANGE COMMISSION ------------------------------
                   Washington, D.C. 20549        OMB Number: 3235-0006
                                                 Expires: February 28, 1997
                          FORM 13F
                                                 Estimated average burden
                                                 Hours per response . . . 24.60
                                                 ------------------------------
                                                 ------------------------------
                                                          SEC USE ONLY
                                                 ------------------------------

                                                 ------------------------------

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2007

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               (Please read instructions before preparing form.)
 ------------------------------------------------------------------------------

If amended report check here: [ ]

                          Rex Capital Advisors, LLC
-----------------------------------------------------------------------------
                  Name of Institutional Investment Manager

 50 Park Row West,
     Suite 113                         Providence          RI          02903
-------------------  --------------  --------------  --------------  ---------
Business Address        (Street)         (City)         (State)        (Zip)

                                (401) 383-5370
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.



----------------------------------  ATTENTION ---------------------------------

 Intentional misstatements or omissions of facts constitute Federal Criminal
                                 Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

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The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of August, 2007.

                                        Rex Capital Advisors, LLC
                                        ----------------------------------------
                                        (Name of Institutional Investment
                                        Manager)


                                        ----------------------------------------
                                        (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                   13F File No.:    Name:                   13F File No.:
-----                   -------------    -----                   -------------

1.                                       6.
----------------------  ----------       ----------------------  ----------
2.                                       7.
----------------------  ----------       ----------------------  ----------
3.                                       8.
----------------------  ----------       ----------------------  ----------
4.                                       9.
----------------------  ----------       ----------------------  ----------
5.                                       10.
----------------------  ----------       ----------------------  ----------

* Refers to manager number on attached detail in Item 7.

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
AS OF JUNE 30, 2007                             FORM 13F                              SEC FILE REX CAPITAL ADVISORS, LLC

ITEM 1:                    ITEM 2:         ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:               ITEM 8:
-------              -------------------  --------- ----------- --------- ----------- --------    ----------------------
                                                                          INVESTMENT                   VOTING AUTHORITY
                                                                SHARES OR DISCRETION              ----------------------
                                            CUSIP   FAIR MARKET PRINCIPAL -----------               (A)     (B)    (C)
NAME OF ISSUER         TITLE OF CLASS      NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS      SOLE   SHARED  NONE
--------------       -------------------  --------- ----------- --------- --- --- --- --------    ------ -------- ------
BP PLC ADR           COMMON STOCK         055622104    528209      7322   XX                                        6880
                                                                                  XX                                 442

BRISTOL MYERS
  SQUIBB CO          COMMON STOCK         110122108    450614     14278   XX                                       14278

CHEVRON CORP         COMMON STOCK         166764100    489603      5812   XX                                        5812

COCA COLA CO         COMMON STOCK         191216100    433022      8278   XX                                        8278

CONSTELLATION ENERGY COMMON STOCK         210371100    596679      6845   XX                                        6845

DOVER CORP           COMMON STOCK         260003108    466283      9116   XX                                        9116

ENERGY TRANSFER
  EQUITY             COMMON STOCK         29273V100    416487      9802   XX                                        8432
LP UT LTD PIN                                                                     XX                                1370

FRANKLIN RESOURCES
  INC                COMMON STOCK         354613101   1059363      7997   XX                                        7997

GENERAL ELECTRIC CO  COMMON STOCK         369604103   1554283     40603   XX                                       40603

GENERAL MILLS INC    COMMON STOCK         370334104    399826      6844   XX                                        6844

ISHARES INC          MSCI JAPAN INDEX FD  464286848   1052033     72504   XX                                       72504

ISHARES INC          MSCI EMERGING MKT    464287234   5571823     42323   XX                                       42323

ISHARES INC          S&P 500 GRW INDEX    464287309  47595927    693010   XX                                      693010

ISHARES INC          S&P 500 VALUE        464287408  22434738    274599   XX                                      274599

ISHARES INC          MSCI EAFE INDEX FD   464287465  25944891    321219   XX                                      321219

ISHARES INC          RUSSELL 1000 VALUE   464287598   1145439     13205   XX                                       13205

ISHARES INC          RUSSELL 2000 VALUE   464287630  13473882    163597   XX                                      163597

ISHARES INC          RUSSELL 2000 GRW     464287648   7909235     92129   XX                                       92129

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
AS OF JUNE 30, 2007                             FORM 13F                              SEC FILE REX CAPITAL ADVISORS, LLC

ITEM 1:                    ITEM 2:          ITEM 3:   ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:              ITEM 8:
-------              -------------------  --------- ----------- --------- ----------- --------  ------------------------
                                                                          INVESTMENT                VOTING AUTHORITY
                                                                SHARES OR DISCRETION            ------------------------
                                             CUSIP  FAIR MARKET PRINCIPAL -----------             (A)      (B)     (C)
NAME OF ISSUER         TITLE OF CLASS       NUMBER     VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED   NONE
--------------       -------------------  --------- ----------- --------- --- --- --- --------  ------- --------- ------
ISHARES INC          TR RUSSELL 2000      464287655   3164313     38143   XX                                      38143

JOHNSON & JOHNSON    COMMON STOCK         478160104    327880      5321   XX                                       5321

KELLOGG CO           COMMON STOCK         487836108    420224      8114   XX                                       8114

LEGG MASON INC       COMMON STOCK         524901105    490621      4987   XX                                       4987

MCCORMICK & CO INC   COMMON STOCK         579780206   1446869     37896   XX                                      37896

MICROSOFT CORP       COMMON STOCK         594918104    502729     17059   XX                                      15638
                                                                                  XX                               1421

MID-CAP S P D R      UNIT SERIES 1        595635103   2923643     17942   XX                                      17942

PNC FINANCIAL        COMMON STOCK         693475105   2825692     39476   XX                                      39476

PEPSICO INC          COMMON STOCK         713448108    429891      6629   XX                                       6629

S P D R TRUST        UNIT SERIES 1        78462F103   5661571     37636   XX                                      37636

SASOL LTD            SPONS ADR            803866300    292887      7802   XX                                       7500
                                                                                  XX                                302

SMUCKER J M CO NEW   COMMON STOCK         832696405    454150      7134   XX                                       7134

TOLL BROTHERS        COMMON STOCK         889478103    874300     35000   XX                                      35000

VANGUARD INDEX FUND  STOCK MKT ETF        922908769   2070330     13859   XX                                      13859

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
AS OF JUNE 30, 2007                             FORM 13F                              SEC FILE REX CAPITAL ADVISORS, LLC

ITEM 1:                    ITEM 2:          ITEM 3:   ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:              ITEM 8:
-------              -------------------  --------- ----------- --------- ----------- --------  ------------------------
                                                                          INVESTMENT                VOTING AUTHORITY
                                                                SHARES OR DISCRETION            ------------------------
                                             CUSIP  FAIR MARKET PRINCIPAL -----------             (A)      (B)     (C)
NAME OF ISSUER         TITLE OF CLASS       NUMBER     VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED   NONE
--------------       -------------------  --------- ----------- --------- --- --- --- --------  ------- --------- ------
VALERO ENERGY CORP   COMMON STOCK         91913Y100      269589    3650   XX                                       3650

VERIZON
  COMMUNICATIONS     COMMON STOCK         92343V104     1129417   27433   XX                                      27433

WAL-MART STORES INC  COMMON STOCK         931142103      654344   13601   XX                                      13601

WILMINGTON TRUST
  CORP               COMMON STOCK         971807102     1546414   37254   XX                                      37254

AGGREGATE TOTAL                                     157,007,201
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